ANNUAL REPORT December 31, 2001

                                 JPMORGAN FUNDS

                                 Small Company Portfolio

                                 [JP MORGAN FLEMING LOGO]
                                 Asset Management

CONTENTS

President's Letter                                  1
-------------------------------------------------------

JPMorgan Small Company Portfolio
Portfolio Commentary                                3
-------------------------------------------------------

Portfolio of Investments                            6
-------------------------------------------------------

Financial Statements                               14
-------------------------------------------------------

Notes to Financial Statements                      17
-------------------------------------------------------

Financial Highlights                               21
-------------------------------------------------------

HIGHLIGHTS
-------------------------------------------------------------------------------

-   Successful policy response to September 11th terrorist attacks

-   U.S. and international equity markets rebound in final quarter

                        JPMorgan SMALL COMPANY PORTFOLIO

PRESIDENT'S LETTER                                              FEBRUARY 4, 2002

DEAR SHAREHOLDER:
We are pleased to present the annual report for the JPMorgan Small Company Portfolio for the year ended December 31, 2001.

A SOBERING YEAR
2001 was a disappointing year for equities. After a decade of uninterrupted economic growth in the United States and most of the developed world, economic activity decelerated dramatically. The U.S. economy slowed significantly, particularly in the second half of the year. Growth also deteriorated in Europe and the United Kingdom, while Japan experienced a serious recession. Consequently, U.S. large cap equities fell for the second year in a row and international equity markets also dropped.

The September 11th terrorist attacks on the United States compounded the world's already serious economic difficulties. In the equity markets, the following fortnight saw a frightening fall in prices.

However, the economic slowdown appears to have been relatively mild and chiefly confined to the technology and telecommunications industries. Capital spending slowed dramatically in these sectors and the loss of confidence fed through to the broader economy. This was different from previous economic cycles, where central banks have normally triggered slowdowns by raising rates to curb runaway consumer spending.

The economic situation was reflected in equity markets. The worst stock price declines were in technology and telecommunications companies. Additionally, the stretched valuations of large caps meant that they had further to fall. In the United States, the technology-laden NASDAQ Index fell 29.2%, the broad-based S&P 500 Index declined 11.9% and the small cap S&P 600 actually rose 6.5%. To a certain extent, this scenario was repeated in international markets.

STRONG FINAL QUARTER
By October, equity markets began to sense a pick up in economic activity. From focusing on fear and recession, investors viewed the developed world's fiscal, monetary and military actions with increasing optimism. The Federal Reserve Board had accelerated its program of rate cuts following the September terrorist attacks, and by the year-end rates had been eased 11 times in 2001, falling a total of 6.5% to 1.75%. Rates were also cut in Europe, the United Kingdom and Japan.

In the final quarter, the S&P 500 Index rose 10.7% and the MSCI EAFE Index, which tracks international markets, climbed 7.0%. At JPMorgan Fleming Asset Management, a number of our funds were well positioned for this rally. Following September's mini-crash, some portfolio managers chose to buy more of their favored stocks at exceptionally cheap prices.

OUTLOOK
We believe that the optimism expressed by markets in late 2001 is broadly justified. The decisive actions of the Fed and other central banks is likely to cause a recovery in the second half of 2002, although corporate earnings growth is unlikely to be as rapid as it was in the late 1990s. The one exception to this picture is Japan, where deep-rooted economic difficulties remain. However, equities everywhere are fully valued and so stock selection is more important than ever.

Finally, we would once again like to express our deep sorrow to those affected by the year's horrific terrorist attacks.

Sincerely yours,

/s/ George C. W. Gatch

George C.W. Gatch
President
JPMorgan Funds

                        JPMorgan SMALL COMPANY PORTFOLIO
                             AS OF DECEMBER 31, 2001

HOW THE PORTFOLIO PERFORMED
JPMorgan Small Company Portfolio, which seeks to provide long-term growth of capital from a portfolio of small-company stocks, had a loss of 8.03% for the year ended December 31, 2001. This compares to a return of 2.49% from the Russell 2000 Index, the Portfolio's benchmark.

HOW THE PORTFOLIO WAS MANAGED
Small capitalization stocks were hit by a number of negative influences in 2001, yet, as a group, managed to outperform their large cap counterparts.

Among the major developments that impacted small caps was a U.S. economy that slid into recession in the spring and helped to bring about sharp cuts in corporate capital spending. Both hit small caps hard, as their goods and services tend to be less desirable to their corporate clients in a declining economy. From a financing standpoint, small caps were also hurt by a weak IPO marketplace and the virtual closing of the nation's capital markets to more risky borrowers.

Small caps were also impacted by the September 11th terrorist attacks against the U.S., as this event at first appeared to increase the odds of a deeper-than-expected recession, one that might further damage economically sensitive small caps. Keep in mind, however, that small caps were relatively inexpensive before the attacks, and thus had less room to fall than most other equities.

In the aftermath of September 11th, we carefully reviewed our investment process and, more specifically, our security selection methodology and portfolio holdings. While we made no sweeping changes to our investment process, we did make a few minor adjustments that resulted in a more defensively positioned portfolio.

For the year, the Portfolio's financial sectors contributed the most to performance, primarily due to strong security selection in finance and insurance. Weak security selection in the software & services, industrial cyclical and health services & systems sectors detracted most from performance.

Primary contributors to performance included Heller Financial, which appreciated by some 76% on the back of its acquisition by General Electric. Other positives included Minimed Inc. (+28%), a maker of medical products with a hot-selling insulin pump, and Penn National Gaming (+197%), which benefited from above par growth in earnings and revenues. Investments that detracted from performance included industrial cyclicals Gentek (-89%), which produces specialty chemicals and compounds, including plastics for the telecommunications industry, and Capstone Turbine (-80%), a maker of electric generators, both of which suffered from deteriorating economic conditions and issues unique to their respective industries. Another poor performer, Internet Security Systems (-62%), was the victim of poor management execution and unexpected cuts in corporate spending on the protection of internet data and applications.

LOOKING AHEAD
2001 was the third year in a row that small caps have outperformed large caps, so we appear to be in an "up" cycle for small caps. Still much of their near-term future performance depends on how quickly and how broadly the U.S. economy recovers. For our part, we expect that economic growth will begin to resume sometime in the second half of 2002.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance                                          12.4%
Consumer Cyclical                                10.3%
Industrial Cyclical                               9.6%
Basic Materials                                   7.9%
Real Estate Investment Trust                      7.0%
Pharmaceuticals                                   6.6%
Software & Services                               6.5%
Health Services & Systems                         6.3%
U.S. Government Agency Securities                 5.8%
Consumer Services                                 4.9%
Semiconductors                                    4.4%
Energy                                            4.4%
Insurance                                         3.6%
Retail                                            3.4%
Telecommunications                                2.4%
Utilities                                         2.3%
Consumer Staples                                  0.8%
Systems Hardware                                  0.7%
Network Technology                                0.4%
Investment Company                                0.2%
Technology                                        0.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. GATX CORP. (1.4%) A full-service lessor of rail tank and freight cars. The Company also operates tank terminals, contracts warehouses, provides shipping services and leases commercial aircraft. GATX offers financial services focused on owning or managing transportation and distribution assets.


2. CLECO CORP. (1.2%) Generates, transmits, distributes and sells electric energy to customers in Louisiana. The Company, through a subsidiary, also markets energy and energy management services, as well as is involved in energy asset development opportunities in the southeastern region of the United States.

3. NEUROCRINE BIOSCIENCES, INC. (1.1%) Develops therapeutic interventions for anxiety, depression, Alzheimer's disease, insomnia, stroke, malignant brain tumors, multiple sclerosis, obesity and diabetes. Neurocrine Biosciences is focused on the discovery and development of therapeutics for neuropsychiatric, neuroinflamatory and neurodegenerative disorders.

4. ON ASSIGNMENT, INC. (1.1%) Places professional employees on both long- and short-term assignments through its Lab Support, Healthcare Financial Staffing and Enviro-Staff divisions. The Company provides temporary scientific, environmental and medical billing and collections professionals to a range of industries through a network of branch offices.

5. CITY NATIONAL CORP. (1.0%) The holding company for City National Bank. City National provides commercial and personal loans of all types, deposit, cash management, international banking and other products and services.

6. HOOPER HOLMES, INC. (1.0%) Provides medical and other underwriting information on insurance policy applicants to the life and health insurance industry.

7. W.R. BERKLEY CORP. (1.0%) An insurance holding company which conducts operations in various segments of the property and casualty insurance business. Segments include specialty lines of insurance, alternative markets, reinsurance, regional property and casualty insurance and international.

8. INSIGHT COMMUNICATIONS CO., INC. (1.0%) A cable television system operator that provides its services primarily in Indiana, Kentucky, Ohio and Illinois. The Company also offers products and services such as interactive digital video and high-speed data access.

9. CHARLES RIVER LABORATORIES INTERNATIONAL, INC. (0.9%) Provides research tools and support services that enable drug discovery and development. The Company provides the animal research models required in research and development for new drugs, devices and therapies. Charles River's customers include pharmaceutical and biotechnology companies, hospitals and academic institutions.

10. COUSINS PROPERTIES, INC. (0.9%) A real estate investment trust that derives its revenues from the acquisition, financing, development, management and leasing of commercial properties.


TOP 10 EQUITY HOLDINGS COMPRISED 10.6% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($41,952,107). AS OF DECEMBER 31, 2001, THE FUND HELD 266 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                                               SINCE INCEPTION
                                  1 YEAR   3 YEARS   5 YEARS       (1/3/95)
--------------------------------------------------------------------------------
   Small Company Portfolio        -8.03%    5.60%     6.39%          11.97%

LIFE OF FUND PERFORMANCE (1/3/95 TO 12/31/01)

                               JPMorgan                                     Lipper Variable Annuity
                        Small Company Portfolio    Russell 2000 Index     Small Company Funds Average
         12/94                  $10,000                 $10,000                    $10,000
         01/95                  $10,010                  $9,874                     $9,869
         02/95                  $10,440                 $10,285                    $10,232
         03/95                  $10,751                 $10,462                    $10,480
         04/95                  $10,990                 $10,694                    $10,650
         05/95                  $11,151                 $10,878                    $10,789
         06/95                  $11,761                 $11,442                    $11,356
         07/95                  $12,391                 $12,101                    $12,108
         08/95                  $12,651                 $12,352                    $12,335
         09/95                  $12,851                 $12,573                    $12,583
         10/95                  $12,412                 $12,011                    $12,178
         11/95                  $13,032                 $12,516                    $12,621
         12/95                  $13,290                 $12,846                    $12,808
         01/96                  $13,381                 $12,832                    $12,781
         02/96                  $13,943                 $13,232                    $13,479
         03/96                  $14,163                 $13,506                    $13,696
         04/96                  $14,921                 $14,229                    $14,675
         05/96                  $15,480                 $14,789                    $15,282
         06/96                  $14,780                 $14,181                    $14,728
         07/96                  $13,731                 $12,943                    $13,566
         08/96                  $14,337                 $13,695                    $14,390
         09/96                  $14,920                 $14,231                    $15,139
         10/96                  $15,014                 $14,012                    $14,819
         11/96                  $15,469                 $14,589                    $15,239
         12/96                  $16,188                 $14,971                    $15,466
         01/97                  $16,434                 $15,271                    $15,812
         02/97                  $15,969                 $14,901                    $15,210
         03/97                  $15,094                 $14,198                    $14,477
         04/97                  $14,794                 $14,238                    $14,419
         05/97                  $16,541                 $15,821                    $16,009
         06/97                  $17,401                 $16,499                    $16,766
         07/97                  $18,492                 $17,267                    $17,787
         08/97                  $18,928                 $17,662                    $18,049
         09/97                  $20,157                 $18,955                    $19,354
         10/97                  $19,530                 $18,123                    $18,485
         11/97                  $19,489                 $18,005                    $18,268
         12/97                  $19,830                 $18,320                    $18,448
         01/98                  $19,301                 $18,031                    $18,167
         02/98                  $21,256                 $19,365                    $19,600
         03/98                  $22,393                 $20,163                    $20,547
         04/98                  $22,205                 $20,274                    $20,673
         05/98                  $21,019                 $19,181                    $19,569
         06/98                  $20,805                 $19,221                    $19,762
         07/98                  $18,974                 $17,664                    $18,389
         08/98                  $15,219                 $14,234                    $14,742
         09/98                  $16,296                 $15,348                    $15,612
         10/98                  $16,727                 $15,975                    $16,316
         11/98                  $17,526                 $16,812                    $17,387
         12/98                  $18,739                 $17,852                    $18,718
         01/99                  $18,724                 $18,090                    $18,878
         02/99                  $17,254                 $16,624                    $17,396
         03/99                  $17,886                 $16,884                    $17,865
         04/99                  $18,787                 $18,397                    $19,007
         05/99                  $18,519                 $18,665                    $19,317
         06/99                  $19,894                 $19,509                    $20,644
         07/99                  $19,831                 $18,974                    $20,516
         08/99                  $19,545                 $18,272                    $20,023
         09/99                  $20,130                 $18,276                    $20,186
         10/99                  $21,015                 $18,349                    $20,743
         11/99                  $23,672                 $19,032                    $22,539
         12/99                  $27,057                 $21,186                    $25,514
         01/00                  $26,911                 $20,845                    $24,971
         02/00                  $31,585                 $24,286                    $29,111
         03/00                  $28,869                 $22,686                    $28,482
         04/00                  $24,790                 $21,320                    $26,346
         05/00                  $23,025                 $20,173                    $24,839
         06/00                  $26,573                 $21,932                    $27,623
         07/00                  $25,257                 $21,226                    $26,499
         08/00                  $27,957                 $22,846                    $29,096
         09/00                  $27,225                 $22,174                    $28,212
         10/00                  $25,324                 $21,185                    $26,931
         11/00                  $21,592                 $19,009                    $23,562
         12/00                  $23,997                 $20,642                    $25,769
         01/01                  $24,381                 $21,718                    $26,872
         02/01                  $21,945                 $20,293                    $24,384
         03/01                  $20,409                 $19,301                    $22,594
         04/01                  $22,489                 $20,810                    $24,894
         05/01                  $23,307                 $21,322                    $25,537
         06/01                  $23,708                 $22,077                    $26,093
         07/01                  $22,440                 $20,882                    $25,008
         08/01                  $21,372                 $20,208                    $23,867
         09/01                  $18,467                 $17,488                    $20,435
         10/01                  $19,435                 $18,511                    $21,717
         11/01                  $20,821                 $19,944                    $23,384
         12/01                  $22,060                 $21,174                    $24,759

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Portfolio commenced operations on 1/3/95.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The performance of the benchmarks reflects an initial investment at the end of the month preceding the Portfolio's commencement of operations. The Russell 2000 Index is an unmanaged index used to measure the average stock performance of U.S. small cap stocks. The Lipper Variable Annuity Small Company Funds Average describes the average total return for all the funds in the indicated Lipper category, as defined by Lipper Inc.. Investors cannot invest directly in an index.

                                  (UNAUDITED)

JPMorgan SMALL COMPANY
         PORTFOLIO
         PORTFOLIO OF INVESTMENTS

As of December 31, 2001

   Shares     Issuer                                               Value
-------------------------------------------------------------------------------
     Long-Term Investments -- 94.2%
-------------------------------------------------------------------------------
             COMMON STOCKS -- 94.0%
             ----------------------
             ADVERTISING -- 0.2%
    2,075    Getty Images, Inc.*                              $    47,683
    8,375    Key3Media Group, Inc.*                                44,639
    4,100    Obie Media Corp.*                                     11,275
                                                              ------------
                                                                  103,597
             AEROSPACE -- 0.9%
    3,100    Alliant Techsystems, Inc.*                           239,320
    1,600    DRS Technologies, Inc.*                               57,040
    9,750    Innovative Solutions & Support, Inc.*                 75,758
                                                              ------------
                                                                  372,118
             APPAREL -- 1.2%
    3,875    Coach, Inc.*                                         151,047
    1,575    Reebok International LTD*                             41,738
    8,500    Skechers U.S.A., Inc., Class A*                      124,270
    4,975    Tommy Hilfiger Corp. (Hong Kong)*                     68,406
    9,375    Vans, Inc.*                                          119,438
                                                              ------------
                                                                  504,899
             APPLIANCES & HOUSEHOLD DURABLES -- 0.5%
    6,250    Furniture Brands International, Inc.*                200,125

             AUTOMOTIVE -- 2.5%
    3,734    American Axle & Manufacturing Holdings, Inc.*         79,833
    6,475    Gentex Corp.*                                        173,077
    8,725    Monaco Coach Corp.*                                  190,816
    9,575    National R.V. Holdings, Inc.*                         93,835
    3,075    Navistar International Corp.*                        121,463
    4,575    Oshkosh Truck Corp.                                  223,030
    4,225    Superior Industries International, Inc.              170,056
                                                              ------------
                                                                1,052,110
             BANKING -- 4.7%
    4,597    Banner Corp.                                          77,735
    9,350    City National Corp.                                  438,047
    2,150    Community Bank System, Inc.                           56,330
    3,400    Cullen/Frost Bankers, Inc.                           104,992
    6,275    Doral Financial Corp.                                195,843
    6,175    Irwin Financial Corp.                                104,975
   20,358    NetBank, Inc.*                                       213,351
    7,925    Pacific Century Financial Corp.                      205,177
    2,900    Silicon Valley Bancshares*                            77,517
    3,350    Southwest Bancorp of Texas*                          101,405
    6,650    Waypoint Financial Corp.                             100,282
    3,025    West Coast Bancorp                                    42,108
    5,075    Westamerica Bancorp                                  200,818
    1,450    Wintrust Financial Corp.                              44,327
                                                              ------------
                                                                1,962,907
             BIOTECHNOLOGY -- 2.9%
    3,325    Abgenix, Inc.*                                       111,853
    5,550    BioSphere Medical, Inc.*                              62,549
   11,650    Charles River Laboratories International, Inc.*      390,041
    3,650    CuraGen Corp.*                                        81,651
    1,825    Diversa Corp.*                                        25,824

                       See notes to financial statements.

   Shares     Issuer                                               Value
-------------------------------------------------------------------------------
     Long-Term Investments -- Continued
-------------------------------------------------------------------------------
             BIOTECHNOLOGY -- CONTINUED
    3,000    Eden Bioscience Corp.*                           $    15,210
    1,275    Enzon, Inc.*                                          71,757
    3,600    Integra LifeSciences Holdings Corp.*                  94,824
    1,175    Intermune, Inc.*                                      57,881
    4,600    Maxygen, Inc.*                                        80,822
    1,800    Serologicals Corp.*                                   38,700
    4,250    Transgenomic, Inc.*                                   46,750
   13,817    Xoma, LTD*                                           136,097
                                                              ------------
                                                                1,213,959
             BUSINESS SERVICES -- 2.2%
    4,175    Administaff, Inc.*                                   114,437
    6,400    Alliance Data Systems Corp.*                         122,560
   10,800    DiamondCluster International, Inc., Class A*         141,480
   19,375    On Assignment, Inc.*                                 445,043
   16,275    Source Information Management Co.*                    86,746
                                                              ------------
                                                                  910,266
             CHEMICALS -- 3.2%
    6,800    Albemarle Corp.                                      163,200
    7,575    Cytec Industries, Inc.*                              204,525
    4,925    Millennium Chemicals, Inc.                            62,055
   13,800    Olin Corp.                                           222,732
    3,625    OM Group, Inc.                                       239,939
   13,025    Symyx Technologies, Inc.*                            276,651
   11,612    Wellman, Inc.                                        179,870
                                                              ------------
                                                                1,348,972
             COMPUTER NETWORKS -- 0.4%
   11,075    Enterasys Networks, Inc.*                             98,013
    3,950    Foundry Networks, Inc.*                               32,193
    2,885    SafeNet, Inc.*                                        54,642
                                                              ------------
                                                                  184,848
             COMPUTER SOFTWARE -- 4.6%
    5,387    Activision, Inc.*                                    140,116
    2,425    Advent Software, Inc.*                               121,129
    2,800    Aspen Technology, Inc.*                               47,040
    3,200    BAM! Entertainment, Inc.*                             26,592
   23,475    Borland Software Corp.*                              367,618
    9,834    HNC Software, Inc.*                                  202,580
    2,550    Micromuse, Inc.*                                      38,250
    6,275    NETIQ Corp.*                                         221,256
   10,424    Precise Software Solutions LTD (Israel)*             215,359
    3,350    Simplex Solutions, Inc.*                              55,443
    4,650    SmartForce PLC, ADR*                                 115,088
    2,382    THQ, Inc.*                                           115,456
    7,061    Tier Technologies, Inc., Class B*                    152,235
    8,000    Witness Systems, Inc.*                               106,560
                                                              ------------
                                                                1,924,722
             COMPUTERS/COMPUTER HARDWARE -- 0.7%
    1,850    MCSi, Inc.*                                           43,383
    2,796    Mercury Computer Systems, Inc.*                      109,352
    3,850    Optimal Robotics Corp., Class A (Canada)*            136,482
                                                              ------------
                                                                  289,217

                       See notes to financial statements.

   Shares     Issuer                                               Value
-------------------------------------------------------------------------------
     Long-Term Investments -- Continued
-------------------------------------------------------------------------------
             CONSTRUCTION MATERIALS -- 1.7%
   10,500    Dal-Tile International, Inc.*                    $   244,125
    9,650    Elcor Corp.                                          268,174
    9,300    Universal Forest Products, Inc.                      194,649
                                                              ------------
                                                                  706,948
             CONSUMER PRODUCTS -- 1.2%
    7,000    Alberto-Culver Co., Class B                          313,180
    6,925    WD-40 Co.                                            184,551
                                                              ------------
                                                                  497,731
             CONSUMER SERVICES -- 1.2%
    2,230    Education Management Corp.*                           80,838
    6,275    ITT Educational Services, Inc.*                      231,359
    5,050    Weight Watchers International, Inc.*                 170,791
                                                              ------------
                                                                  482,988
             DISTRIBUTION -- 0.1%
    2,550    Advanced Marketing Services, Inc.                     46,538

             ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.8%
   24,100    Capstone Turbine Corp.*                              130,381
    9,175    Coherent, Inc.*                                      283,691
   10,550    DDI Corp.*                                           103,812
   11,987    Meade Instruments Corp.*                              42,913
    3,025    Mettler-Toledo International, Inc. (Switzerland)*    156,846
    2,575    Millipore Corp.                                      156,303
    3,525    Plexus Corp.*                                         93,624
   17,875    Power-One, Inc.*                                     186,079
    1,200    SanDisk Corp.*                                        17,280
                                                              ------------
                                                                1,170,929
             ENGINEERING SERVICES -- 0.2%
   33,175    Encompass Services Corp.*                             96,208

             ENTERTAINMENT/LEISURE -- 2.1%
    4,034    Bally Total Fitness Holding Corp.*                    86,973
   11,375    Penn National Gaming, Inc.*                          345,117
   14,725    Six Flags, Inc.*                                     226,471
   11,825    WMS Industries, Inc.*                                236,500
                                                              ------------
                                                                  895,061
             ENVIRONMENTAL SERVICES -- 0.8%
    2,351    Stericycle, Inc.*                                    143,129
    6,750    Waste Connections, Inc.*                             209,182
                                                              ------------
                                                                  352,311
             FINANCIAL SERVICES -- 3.9%
   11,275    Allied Capital Corp.                                 293,150
    5,825    American Capital Strategies LTD                      165,139
    8,250    American Home Mortgage Holdings, Inc.                 99,825
   29,550    Ameritrade Holding Corp., Class A*                   174,936
    7,575    eFunds Corp.*                                        104,156
   20,625    eSpeed, Inc., Class A*                               170,775
    1,425    First American Corp.                                  26,705
   18,200    Medallion Financial Corp.                            143,780
    4,400    MicroFinancial, Inc.                                  45,100

                       See notes to financial statements.

   Shares     Issuer                                               Value
-------------------------------------------------------------------------------
     Long-Term Investments -- Continued
-------------------------------------------------------------------------------
             FINANCIAL SERVICES -- CONTINUED
    3,100    New Century Financial Corp.*                     $    41,943
   34,075    Ocwen Financial Corp.*                               288,956
    5,700    R & G Financial Corp., Class B                        97,698
                                                              ------------
                                                                1,652,163
             FOOD/BEVERAGE PRODUCTS -- 0.8%
    3,275    Dean Foods Co.*                                      223,355
    1,000    Dreyer's Grand Ice Cream, Inc.                        38,510
    2,105    Robert Mondavi Corp., Class A*                        79,990
                                                              ------------
                                                                  341,855
             HEALTH CARE/HEALTH CARE SERVICES -- 6.3%
    3,600    Accredo Health, Inc.*                                142,920
    5,700    AMN Healthcare Services, Inc.*                       156,180
    4,475    Bruker Daltonics, Inc.*                               73,166
    6,650    Cyberonics, Inc.*                                    176,425
    5,700    Eclipsys Corp.*                                       95,475
    3,700    Hologic, Inc.*                                        34,373
   46,750    Hooper Holmes, Inc.                                  418,412
   12,675    I-STAT Corp.*                                        100,006
    4,982    LifePoint Hospitals, Inc.*                           169,587
    2,900    NDCHealth Corp.                                      100,195
   10,457    Omnicare, Inc.                                       260,169
    7,625    Priority Healthcare Corp., Class B*                  268,323
    1,300    RehabCare Group, Inc.*                                38,480
    7,300    STAAR Surgical Co.*                                   28,105
    2,150    Techne Corp.*                                         79,228
    7,850    Triad Hospitals, Inc.*                               230,398
   10,321    Unilab Corp.*                                        259,057
                                                              ------------
                                                                2,630,499
             HOTELS/OTHER LODGING -- 0.6%
   21,291    Station Casinos, Inc.*                               238,246

             INSURANCE -- 3.6%
    7,350    HCC Insurance Holdings, Inc.                         202,493
   10,350    Protective Life Corp.                                299,426
    2,825    RenaissanceRe Holdings LTD (Bermuda)                 269,505
    6,650    StanCorp Financial Group, Inc.                       314,213
    7,750    W.R. Berkley Corp.                                   416,174
                                                              ------------
                                                                1,501,811
             INTERNET SERVICES/SOFTWARE -- 1.9%
    9,900    ITXC Corp.*                                           71,181
    9,050    Netegrity, Inc.*                                     175,208
    8,085    Quovadx, Inc.*                                        73,978
    6,575    Retek, Inc.*                                         196,395
   12,425    SonicWall, Inc.*                                     241,542
    9,150    Tumbleweed Communications Corp.*                      54,351
                                                              ------------
                                                                  812,655
             LEASING -- 1.5%
   17,625    GATX Corp.                                           573,165
   15,225    Willis Lease Finance Corp.*                           70,646
                                                              ------------
                                                                  643,811
             MACHINERY & ENGINEERING EQUIPMENT -- 2.5%
   12,050    Applied Industrial Technologies, Inc.                224,733

                       See notes to financial statements.

   Shares     Issuer                                               Value
-------------------------------------------------------------------------------
     Long-Term Investments -- Continued
-------------------------------------------------------------------------------
             MACHINERY & ENGINEERING EQUIPMENT -- CONTINUED
   11,900    Flowserve Corp.*                                 $   316,658
    7,475    IDEX Corp.                                           257,888
    6,300    York International Corp.                             240,219
                                                              ------------
                                                                1,039,498
             MANUFACTURING -- 1.3%
    1,750    Armor Holdings, Inc.*                                 47,233
    7,975    Federal Signal Corp.                                 177,603
   15,320    GenTek, Inc.                                          26,197
    6,200    Roper Industries, Inc.                               306,900
                                                              ------------
                                                                  557,933
             METALS/MINING -- 1.3%
    8,425    Mueller Industries, Inc.*                            280,131
   19,250    Valmont Industries, Inc.                             278,355
                                                              ------------
                                                                  558,486
             MULTI-MEDIA -- 2.1%
    7,300    Cablevision Systems Corp-Rainbow Media Group*        180,310
    4,950    Crown Media Holdings, Inc., Class A*                  55,886
   10,025    Hearst-Argyle Television, Inc.*                      216,139
   16,950    Insight Communications Co., Inc.*                    409,512
                                                              ------------
                                                                  861,847
             OFFICE/BUSINESS EQUIPMENT -- 0.2%
    3,150    Herman Miller, Inc.                                   74,529

             OIL & GAS -- 4.3%
   77,325    Abraxas Petroleum Corp.*                             102,069
   15,575    Atmos Energy Corp.                                   330,968
   15,050    Chesapeake Energy Corp.*                              99,481
    8,775    Core Laboratories NV (Netherlands)*                  123,026
    1,425    Energen Corp.                                         35,126
    2,271    FMC Technologies, Inc.*                               37,358
    7,725    Global Industries LTD*                                68,753
    5,050    Gulf Island Fabrication, Inc.*                        63,176
   25,300    McDermott International, Inc.*                       310,431
    8,375    Spinnaker Exploration Co.*                           344,714
    3,850    Stone Energy Corp.*                                  152,075
    3,850    W-H Enegry Services, Inc.*                            73,343
    4,275    Westport Resources Corp.*                             74,171
                                                              ------------
                                                                1,814,691
             PACKAGING -- 0.6%
   13,175    Pactiv Corp.*                                        233,856

             PAPER/FOREST PRODUCTS -- 1.1%
    8,675    Aracruz Celulose SA, ADR (Brazil)                    157,712
   15,400    Buckeye Technologies, Inc.*                          177,100
   12,800    Caraustar Industries, Inc.                            88,704
    4,325    Domtar, Inc. (Canada)                                 43,596
                                                              ------------
                                                                  467,112
             PHARMACEUTICALS -- 3.7%
    3,350    Adolor Corp.*                                         60,133
    5,600    Amylin Pharmaceuticals, Inc.*                         51,184
    3,825    ImmunoGen, Inc.*                                      63,419
    7,450    Isis Pharmaceuticals, Inc.*                          165,315

                       See notes to financial statements.

   Shares     Issuer                                               Value
-------------------------------------------------------------------------------
     Long-Term Investments -- Continued
-------------------------------------------------------------------------------
             PHARMACEUTICALS -- CONTINUED
    8,700    La Jolla Pharmaceutical Co.*                     $    77,778
   14,425    Ligand Pharmaceuticals, Inc., Class B*               258,207
    4,050    Medarex, Inc.*                                        72,738
    9,175    Neurocrine Biosciences, Inc.*                        470,768
    2,875    OSI Pharmaceuticals, Inc.*                           131,503
    1,800    Taro Pharmaceutical Industries LTD (Israel)*          71,910
    2,750    Trimeris, Inc.*                                      123,668
                                                              ------------
                                                                1,546,623
             PHOTOGRAPHIC EQUIPMENT -- 0.2%
   11,200    Concord Camera Corp.*                                 88,704

             PIPELINES -- 0.1%
    1,225    Western Gas Resources, Inc.                           39,592

             PRINTING & PUBLISHING -- 0.2%
    3,600    Information Holdings, Inc.*                          101,916

             REAL ESTATE INVESTMENT TRUST -- 7.0%
    4,475    America First Mortgage Investments, Inc.              39,156
    8,100    Annaly Mortgage Management, Inc.                     129,600
    2,700    Anworth Mortgage Asset Corp.                          24,570
    2,475    CarrAmerica Realty Corp.                              74,498
    7,003    Centerpoint Properties Corp.                         348,749
    2,050    Chelsea Property Group, Inc.                         100,655
   15,957    Cousins Properties, Inc.                             388,712
    4,510    FBR Asset Investment Corp.                           126,731
    6,853    General Growth Properties, Inc.                      265,896
    5,100    Highwoods Properties, Inc.                           132,345
    2,900    Home Properties of New York, Inc.                     91,640
    5,284    InnKeepers USA Trust                                  51,783
    9,431    Mission West Properties, Inc.                        119,962
    2,575    Post Properties, Inc.                                 91,438
   13,977    Prentiss Properties Trust                            383,669
   14,630    United Dominion Realty Trust, Inc.                   210,672
   14,450    Ventas, Inc.                                         166,175
    4,976    Weingarten Realty Investors                          238,848
                                                              ------------
                                                                2,985,099
             RESTAURANTS/FOOD SERVICES -- 1.5%
   13,200    AFC Enterprises, Inc.*                               374,748
    5,575    CEC Entertainment, Inc.*                             241,899
                                                              ------------
                                                                  616,647
             RETAILING -- 3.4%
    7,225    1-800-FLOWERS.COM, Inc.*                             112,710
    8,175    Alloy, Inc.*                                         176,008
    4,675    AnnTaylor Stores Corp.*                              163,625
    7,525    Cost Plus, Inc.*                                     199,412
    5,500    Duane Reade, Inc.*                                   166,925
    8,550    Genesco, Inc.*                                       177,498
    4,050    HOT Topic, Inc.*                                     127,130
    3,400    Linens `n Things, Inc.*                               86,700
    1,775    Pier 1 Imports, Inc.                                  30,779
    8,775    School Specialty, Inc.*                              200,771
                                                              ------------
                                                                1,441,558

                       See notes to financial statements.

   Shares     Issuer                                               Value
-------------------------------------------------------------------------------
     Long-Term Investments -- Continued
-------------------------------------------------------------------------------
             SEMI-CONDUCTORS -- 4.4%
    7,350    ANADIGICS, Inc.*                                 $   112,088
   11,075    Asyst Technologies, Inc.*                            141,317
    3,725    ATMI, Inc.*                                           88,841
    6,675    August Technology Corp.*                              73,692
    8,200    AXT, Inc.*                                           118,326
    8,825    Exar Corp.*                                          184,001
    7,400    HI/FN, Inc.*                                         107,078
    3,425    Integrated Circuit Systems, Inc.*                     77,371
   10,804    Kopin Corp.*                                         151,256
    2,800    LTX Corp.*                                            58,632
    4,275    Mykrolis Corp.*                                       68,400
    3,325    Oak Technology, Inc.*                                 45,719
    6,800    Photronics, Inc.*                                    213,179
    3,245    PRI Automation, Inc.*                                 66,360
    6,450    Silicon Image, Inc.*                                  24,252
    2,850    Silicon Storage Technology, Inc.*                     27,474
   19,950    Stratos Lightwave, Inc.*                             122,693
    4,450    Therma-Wave, Inc.*                                    66,394
    6,075    TriQuint Semiconductor, Inc.*                         74,480
    1,125    Veeco Instruments, Inc.*                              40,556
                                                              ------------
                                                                1,862,109
             STEEL -- 0.6%
    8,825    Reliance Steel & Aluminum                            231,656

             TELECOMMUNICATIONS -- 0.8%
   10,700    Alamosa Holdings, Inc.*                              127,651
    8,225    Boston Communications Group*                          93,354
    8,975    Crown Castle International Corp.*                     95,853
                                                              ------------
                                                                  316,858
             TELECOMMUNICATIONS EQUIPMENT -- 1.6%
    9,900    Advanced Fibre Communication, Inc.*                  174,932
    2,775    Anaren Microwave, Inc.*                               48,063
    9,075    Centillium Communications, Inc.*                      71,330
    3,200    Commscope, Inc.*                                      68,064
    9,600    Corvis Corp.*                                         31,008
    6,075    Ectel LTD (Israel)*                                  105,219
    3,025    Polycom, Inc.*                                       103,062
    5,825    Remec, Inc.*                                          58,192
                                                              ------------
                                                                  659,870
             TEXTILES -- 0.5%
    3,700    Mohawk Industries, Inc.*                             203,056

             TOYS & GAMES -- 0.5%
   10,400    JAKKS Pacific, Inc.*                                 197,080

             TRANSPORTATION -- 1.1%
    2,775    Arkansas Best Corp.*                                  79,976
    5,550    Forward Air Corp.*                                   188,256
    7,350    Werner Enterprises, Inc.                             178,605
                                                              ------------
                                                                  446,837

                       See notes to financial statements.

   Shares     Issuer                                               Value
-------------------------------------------------------------------------------
     Long-Term Investments -- Continued
-------------------------------------------------------------------------------
             UTILITIES -- 2.3%
    6,625    Allete, Inc.                                     $   166,950
   22,325    Cleco Corp.                                          490,481
   12,475    CMS Energy Corp.                                     299,774
                                                              ------------
                                                                  957,205
             ------------------------------------------------------------------
             Total Common Stocks                               39,440,256
             (Cost $38,941,268)
             ------------------------------------------------------------------
             INVESTMENT COMPANY -- 0.2%
             --------------------------
    4,700    Gladstone Capital Corp.                               86,950
             (Cost $72,322)

-------------------------------------------------------------------------------
             Total Long Term Investments                       39,527,206
             (Cost $39,013,590)
-------------------------------------------------------------------------------
     Short-Term Investment -- 5.8%
-------------------------------------------------------------------------------
Principal
Amount
             U.S. GOVERNMENT AGENCY SECURITY -- 5.8%
             ---------------------------------------
$2,425,000   Federal Home Loan Bank, DN, 1.47%, 01/02/02        2,424,901
             (Cost $2,424,901)
-------------------------------------------------------------------------------
             Total Investments -- 100.0%                      $41,952,107
             (Cost $41,438,491)
-------------------------------------------------------------------------------

INDEX:
*      -- Non-income producing security.
ADR    -- American Depositary Receipt.
DN     -- Discount Note: The rate shown is the effective yield at the date of purchase.

                       See notes to financial statements.

JPMorgan SMALL COMPANY
         PORTFOLIO
         STATEMENT OF ASSETS & LIABILITIES
         As of December 31, 2001

    ASSETS:
     Investment securities, at value                                     $41,952,107
     Cash                                                                      1,208
     Receivables:
       Investment securities sold                                            382,015
       Shares of beneficial interest sold                                  1,121,948
       Interest and dividends                                                 37,820
----------------------------------------------------------------------------------------
   Total Assets                                                           43,495,098
----------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Investment securities purchased                                        66,657
       Shares of beneficial interest redeemed                                112,046
     Accrued liabilities:
       Investment advisory fees                                               20,760
       Administration fees                                                     1,892
       Custodian fees                                                         17,870
       Trustees' fees                                                          1,130
       Other                                                                  46,153
----------------------------------------------------------------------------------------
   Total Liabilities                                                         266,508
----------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                      45,607,298
     Accumulated undistributed net investment income                          89,589
     Accumulated net realized loss on investments                         (2,981,913)
     Net unrealized appreciation of investments                              513,616
----------------------------------------------------------------------------------------
   Total Net Assets                                                      $43,228,590
----------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding (no par value;
   unlimited number of shares authorized):                                 3,270,710
   Net asset value, redemption and offering price per share              $     13.22
----------------------------------------------------------------------------------------
   Cost of investments                                                   $41,438,491
========================================================================================

                       See notes to financial statements.

JPMorgan SMALL COMPANY
         PORTFOLIO
         STATEMENT OF OPERATIONS
         For the year ended December 31, 2001

 INVESTMENT INCOME:
-------------------------------------------------------------------------------------
     Dividend                                                           $   377,165
     Interest                                                               120,695
     Foreign taxes withheld                                                    (390)
-------------------------------------------------------------------------------------
   Total investment income                                                  497,470
-------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                               211,039
     Administration fees                                                     33,641
     Custodian fees                                                          78,484
     Printing and postage                                                    14,739
     Professional fees                                                       29,773
     Transfer agent fees                                                     17,628
     Trustees' fees                                                          16,516
     Other                                                                    3,344
-------------------------------------------------------------------------------------
   Total expenses                                                           405,164
-------------------------------------------------------------------------------------
     Less earnings credits                                                      672
-------------------------------------------------------------------------------------
       Net expenses                                                         404,492
-------------------------------------------------------------------------------------
   Net investment income                                                     92,978
-------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS:
     Net realized loss on transactions from:
       Investments                                                       (2,357,433)
     Change in net unrealized appreciation/depreciation from:
       Investments                                                         (270,171)
-------------------------------------------------------------------------------------
     Net realized and unrealized loss on investments                     (2,627,604)
-------------------------------------------------------------------------------------
     Net decrease in net assets from operations                         $(2,534,626)
=====================================================================================

                       See notes to financial statements.

JPMorgan SMALL COMPANY
         PORTFOLIO
         STATEMENT OF CHANGES IN NET ASSETS
         For the year ended December 31,

                                                                  2001             2000
--------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
     Net investment income                                   $     92,978      $     82,514
     Net realized loss on investments                          (2,357,433)         (598,595)
     Change in net unrealized appreciation
     (depreciation) of investments                               (270,171)       (3,104,766)
--------------------------------------------------------------------------------------------------
      Decrease in net assets from operations                   (2,534,626)       (3,620,847)
--------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                        (14,333)          (51,400)
     Net realized gain on investment transactions                      --          (644,441)
--------------------------------------------------------------------------------------------------
      Total distributions to shareholders                         (14,333)         (695,841)
--------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) FROM
   CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued                               32,048,934        30,372,718
     Dividends reinvested                                          14,333           695,841
     Cost of shares redeemed                                  (19,263,613)      (10,198,660)
--------------------------------------------------------------------------------------------------
      Increase from capital share transactions                 12,799,654        20,869,899
--------------------------------------------------------------------------------------------------
        Total increase in net assets                           10,250,695        16,553,211
--------------------------------------------------------------------------------------------------
   NET ASSETS:
     Beginning of period                                       32,977,895        16,424,684
--------------------------------------------------------------------------------------------------
     End of period                                           $ 43,228,590      $ 32,977,895
--------------------------------------------------------------------------------------------------
     Accumulated undistributed net investment income         $     89,589      $     20,369
--------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Issued                                                     2,477,060         1,880,711
     Reinvested                                                     1,093            48,290
     Redeemed                                                  (1,500,131)         (617,878)
--------------------------------------------------------------------------------------------------
     Change in Shares                                             978,022         1,311,123
==================================================================================================

                       See notes to financial statements.

JPMorgan SMALL COMPANY PORTFOLIO
         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES ORGANIZATION -- JPMorgan Small Company Portfolio ("Portfolio") is a separate series of J.P. Morgan Series Trust II (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a diversified, open-end management investment company. The Trust was organized as a Delaware Business Trust on October 28, 1993 for the purpose of funding flexible premium variable life insurance policies.

Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE
PORTFOLIO:
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts may differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and ask quotations. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of the valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. SECURITY TRANSACTIONS -- Investment transactions are accounted for as of the trade date. Securities gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

C. INVESTMENT INCOME -- Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or as of the time the relevant ex-dividend amount becomes known. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

D. EXPENSES -- Expenses incurred by the Trust with respect to any two or more Portfolios in the Trust are allocated in proportion to the net assets of each Portfolio in the Trust, except where allocations of direct expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

E. FEDERAL INCOME TAXES -- It is the Porfolio's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Subchapter L of the Internal Revenue Code.

F. DISTRIBUTION TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The tax character of distributions paid during the year ended December 31, 2001 were as follows:

Ordinary income                                              $14,333
Long-term capital gain                                            --
                                                             -------
                                                             $14,333
                                                             =======

At December 31, 2001, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Current distributable ordinary income                             $    89,589
   Plus/Less: cumulative timing differences                                --
                                                                  -----------
Undistributed ordinary income or overdistribution of
ordinary income                                                        89,589
                                                                  ===========

Current distributable long-term capital gain or tax basis
capital loss carryover                                            $(1,852,718)
   Plus/Less: cumulative timing differences                                --
                                                                  -----------
Undistributed long-term gains/accumulated capital loss             (1,852,718)
                                                                  ===========
Unrealized appreciation/(depreciation)                            $  (615,579)
                                                                  ===========

The differences between book and tax basis unrealized appreciation/(depreciation) is primarily attributable to wash sale deferrals and tax basis adjustments on investments in REITS.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM" or "Adviser"), an affiliate of JPMorgan Chase Bank ("JPMorgan") (formerly Morgan Guaranty Trust Company of New York) and a wholly owned subsidiary of J.P. Morgan Chase & Co. The Adviser supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.60% of the Portfolio's average daily net assets.

B. ADMINISTRATION FEE -- The Portfolio has an Administration Agreement with JPMorgan (the "Administrator"), under which the Administrator is responsible for providing certain aspects of the administration and operation of the Portfolio. Under the agreement, the Portfolio has agreed to pay the Administrator a fee based on the following: if the total expenses of the Portfolio excluding the advisory fee exceed the expense limit of 0.55% of the average daily net assets of the Portfolio, the Administrator will reimburse the Portfolio for the excess expense amount and receive no fee. Should the expenses be less than the expense limit, the Administrator's fee would be limited to the difference between such expenses and the fees calculated under the Administration Agreement.

Prior to May 1, 2001, the Portfolio retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator for the Portfolio. Under the Co-Administration Agreement between FDI and the Portfolio, the Portfolio agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses.

Effective May 1, 2001, BISYS Fund Services, L.P. ("BISYS") has been named as the Portfolio's Sub-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to JPMorgan as Administrator.

C. CUSTODIAN AND ACCOUNTING FEES -- On November 18, 2001, JPMorgan began providing portfolio accounting and custody services for the Portfolio. The amounts paid to JPMorgan by the Portfolio for custody and accounting fees were $8,912 and are included in custodian fees as presented on the Statement of Operations. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

3. FEDERAL INCOME TAXES
For federal income tax purposes, the cost and net unrealized appreciation (depreciation) of investment securities at December 31, 2001 were:

                       GROSS             GROSS            NET
     AGGREGATE      UNREALIZED        UNREALIZED       UNREALIZED
       COST        APPRECIATION      DEPRECIATION     DEPRECIATION
-------------------------------------------------------------------------
    $42,567,686     $4,110,764       $(4,726,343)       $(615,579)

As of December 31, 2001, the Portfolio has capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset capital gains, it is probable that the gains so offset will not be distributed to shareholders. The amount of the carryover and the expiration dates are as follows:

AMOUNT            EXPIRATION DATE
--------------------------------------
$  460,263        December 31, 2008
 1,392,455        December 31, 2009
----------
$1,852,718

4. INVESTMENT TRANSACTIONS
For the year ended December 31, 2001, purchases and sales of investments (excluding short-term investments) were as follows:

      PURCHASES          SALES         PURCHASES         SALES
   (EXCLUDING U.S.   (EXCLUDING U.S.     OF U.S.         OF U.S.
     GOVERNMENT)       GOVERNMENT)     GOVERNMENT      GOVERNMENT
------------------------------------------------------------------------
     $41,158,254     $29,756,954           $--             $--

5. CONCENTRATIONS
From time to time, the Portfolio may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

6. CORPORATE EVENT
On November 10, 2001, Morgan Guaranty Trust Company of New York merged with and into The Chase Manhattan Bank to create The JPMorgan Chase Bank.

JPMorgan SMALL COMPANY PORTFOLIO
         FINANCIAL HIGHLIGHTS

JPMORGAN SMALL COMPANY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                                 Year Ended December 31,
                                                                     ------------------------------------------------------
                                                                       2001       2000        1999       1998      1997
---------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                 $ 14.38    $ 16.73     $ 11.86     $13.09    $12.53
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                  0.03       0.03          --+      0.03      0.04
 Net gains or losses in securities (both realized and unrealized)      (1.18)     (1.93)       5.23      (0.74)     2.53
---------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                    (1.15)     (1.90)       5.23      (0.71)     2.57
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                   0.01       0.02        0.01       0.02      0.04
 Distributions from capital gains                                         --       0.43        0.35       0.15      1.97
 Distributions in excess of net realized gains                            --         --          --       0.35        --
---------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                    0.01       0.45        0.36       0.52      2.01
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 13.22    $ 14.38     $ 16.73     $11.86    $13.09
===========================================================================================================================
Total return                                                           (8.03%)   (11.32%)     44.39%     (5.51%)   22.50%
Ratios/supplemental data:
 Net assets, end of period (in thousands)                            $43,229    $32,978     $16,425     $6,831    $5,196
Ratios to average net assets:
 Net expenses                                                           1.15%      1.15%       1.15%      1.15%     1.15%
 Net investment income                                                  0.26%      0.30%       0.07%      0.28%     0.28%
 Expenses without reimbursements and earnings credits                   1.15%      1.32%       2.57%      3.43%     3.81%
 Net investment income without reimbursements and earnings credits      0.26%      0.13%      (1.35%)    (2.00%)   (2.38%)
Portfolio turnover rate                                                   91%       105%        121%        67%       85%
===========================================================================================================================

 +  Less than 0.005

                       See notes to financial statements.

JPMorgan SMALL COMPANY PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
JPMorgan Small Company Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Small Company Portfolio (one of the series constituting J.P. Morgan Series Trust II, hereafter referred to as the "Portfolio") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 14, 2002

JPMorgan SMALL COMPANY PORTFOLIO
TRUSTEE AND TAX LETTER INFORMATION (UNAUDITED)

TRUSTEE -- The following table contains basic information regarding the Trustees that oversee operations of the Trust.

NAME, ADDRESS               POSITION        TERM OF OFFICE    PRINCIPAL              NUMBER OF PORT-      OTHER
AND AGE                     HELD WITH       AND LENGTH OF     OCCUPATIONS            FOLIOS IN JPMORGAN   DIRECTORSHIPS
                            JPMORGAN        TIME SERVED       DURING PAST            FUND COMPLEX         HELD OUTSIDE
                            FUND COMPLEX                      5 YEARS                OVERSEEN BY          JPMORGAN FUND
                                                                                     TRUSTEE              COMPLEX
--------------------------------------------------------------------------------------------------------------------------------
 John N. Bell;              Trustee           6 years         Retired; formerly           5               None
 462 Lenox Ave.,                                              Assistant Treasurer,
 South Orange, NJ                                             Consolidated Edison
 07079; Age 70                                                Company of
                                                              New York, Inc.
--------------------------------------------------------------------------------------------------------------------------------
 John R. Rettberg;          Trustee           6 years         Retired; formerly           5              Director of Enalasys,
 42 Belcourt,                                                 Corporate                                  Independent Colleges
 Newport Beach, CA                                            Vice President and                         of Southern California,
 92660; Age 64                                                Treasurer, Northrop                        Junior Achievement,
                                                              Grumman Corp.                              Pepperdine University
                                                              "Northrop"                                 and Vari-Lite
                                                                                                         International Corp.
--------------------------------------------------------------------------------------------------------------------------------
 John F. Ruffle;            Trustee           6 years         Retired; formerly           5              Director of Bethlehem
 Pleasantville Rd,                                            Director and Vice                          Steel Corp., Wackenhut
 New Vernon, NJ 07976;                                        Chairman, J.P. Morgan                      Corrections Corp.,
 Age 64                                                       Chase & Co. and                            Wackenhut Corp.,
                                                              Trustee, The John                          Trident Corp. and
                                                              Hopkins University                         American Shared
                                                                                                         Hospital Services
--------------------------------------------------------------------------------------------------------------------------------
 Kenneth Whipple, Jr.;      Trustee           6 years         Retired; formerly           5              Director of CMS Energy
 1115 Country Club Drive,                                     Executive Vice                             Corp., Consumers
 Bloomfield Hills, MI                                         President, Ford Motor                      Energy Co., WTVS-TV,
 48304; Age 67                                                Company, President,                        Galileo International
                                                              Ford Financial Services                    and Associates
                                                              Group, Chairman,                           First Capital Corp.
                                                              Ford Motor Credit
                                                              Company
--------------------------------------------------------------------------------------------------------------------------------

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER -- For corporate tax payees 100% of the ordinary income distributions paid by the Portfolio during the fiscal year ended December 31, 2001 qualify for the corporate dividends received deduction.

ANNUAL REPORT

INVESTMENT ADVISOR
J.P. Morgan Investment
Management, Inc.

ADMINISTRATOR
AND CUSTODIAN
JPMorgan Chase Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Sullivan & Cromwell

INDEPENDENT
ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                         West Bridgewater, A 02379-1039

      (C)J.P. Morgan Chase & Co., 2002 All Rights Reserved. February 2002

                                                                      AN-SCP-202